COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Schedule of contractual obligations and commercial commitments

The following table sets forth the Group’s contractual obligations and commercial commitments as of December 31, 2023:

	Payment Due by Period
		Less than			More than
	Total	1 year	2–3 years	4–5 years	5 years

	(in thousands of RMB)
Factory and office building construction commitments	67,162	59,941	7,221	—	—
Fixed assets purchasing commitment	549,715	549,715	—	—	—
Total	616,877	609,656	7,221	—	—